Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2017
Taxes Recoverable.
Schedule of taxes recoverable

	2017	2016
Value-added Tax on Sales and Services	50,616	64,428
Corporate taxes on Net Income	25,165	34,130
Social Contribution on Revenue	18,824	16,831
Social Integration Program	4,302	3,959
Other	13,737	10,384

	112,644	129,732

Current	80,134	102,996
Non-current	32,510	26,736

	112,644	129,732